Schedule of Related Party Balances from Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Cash and cash equivalents	$ 5,897,470	$ 6,779,040	$ 2,324,647
Accounts receivable	800,000	1,000,000.0	1,000,000.0
Senior Secured Promissory Note			11,004,173
Related Party [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	5,897,470	6,779,040	2,202,895
Accounts receivable	724,900	1,009,483	968,023
Accounts payable	$ 161,751	171,365	75,608
Senior Secured Promissory Note			$ 11,004,173